CUNA MUTUAL INSURANCE SOCIETY
                   CUNA MUTUAL VARIABLE LIFE INSURANCE ACCOUNT
                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT

                                   SUPPLEMENT
                               DATED June 28, 2010

                                       TO

                       MEMBERS(R) VARIABLE UNIVERSAL LIFE
                      MEMBERS(R) VARIABLE UNIVERSAL LIFE II
                           MEMBERS(R) VARIABLE ANNUITY
                         MEMBERS(R) VARIABLE ANNUITY II
                         MEMBERS(R) VARIABLE ANNUITY III
                       MEMBERS(R) CHOICE VARIABLE ANNUITY

                         PROSPECTUSES DATED MAY 1, 2010

This supplement updates the prospectuses for the variable life insurance policies and variable annuity contracts listed above, and contains information that you should read and maintain for future reference.

Tennessee Residents
-------------------

Effective as of May 1, 2010, CUNA Mutual Insurance Society placed a 90-day moratorium in Tennessee on company-initiated cancellations and non-renewals of any in-force insurance policies due to non-payment of premium. All penalties and fees for the late payment of premiums are waived during this moratorium.

In addition, a minimum 90-day grace period is also imposed for other provisions within the covered policyholders' insurance policy that impose specific time limits on the insured or claimants and that would otherwise expire during the moratorium period.

This moratorium period will expire on August 31, 2010.

Ohio Residents
--------------
Effective as of June 1, 2010, CUNA Mutual Insurance Society is implementing a moratorium for Ohio policyholders to defer premium payments coming due for up to 60 days from the original premium due date.

In addition, any policy provision that imposes a time limit on the insured or claimant, policyowner will be given at least 60 days from the last day allowed under the terms of the contract.

The 60-day period expires on September 10, 2010.

                                *       *       *

If you have any questions, please call us at 1-800-798-5500 or write us at 2000 Heritage Way, Waverly, Iowa 50677.

10001654-0610